Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Embraer SA	10,514,952	$164,741,504
Banks — 14.7%
Banco Bradesco SA	13,602,913	42,838,403
Banco do Brasil SA	25,892,923	109,288,862
NU Holdings Ltd./Cayman Islands, Class A(a)	47,065,767	818,473,688
		970,600,953
Beverages — 2.8%
Ambev SA	70,403,538	183,202,065
Capital Markets — 7.7%
B3 SA - Brasil Bolsa Balcao	77,925,924	219,857,136
Banco BTG Pactual SA	17,574,030	177,325,563
XP Inc., Class A	5,562,408	109,635,062
		506,817,761
Consumer Staples Distribution & Retail — 1.4%
Raia Drogasil SA	20,113,500	89,831,269
Containers & Packaging — 0.7%
Klabin SA	13,249,879	43,960,650
Diversified Telecommunication Services — 1.3%
Telefonica Brasil SA	12,718,930	84,064,530
Electric Utilities — 6.6%
Axia Energia	18,002,344	212,034,315
CPFL Energia SA	4,125,456	37,607,780
Energisa SA	5,149,731	47,784,440
Equatorial Energia SA	18,061,671	135,043,377
		432,469,912
Electrical Equipment — 3.1%
WEG SA	24,828,860	204,292,652
Financial Services — 0.3%
StoneCo Ltd., Class A(a)	1,355,779	22,844,876
Food Products — 1.6%
JBS NV, Class A(a)(b)	5,772,986	84,805,164
MBRF Global Foods Co. SA	6,022,909	21,934,927
		106,740,091
Ground Transportation — 2.8%
Localiza Rent a Car SA	14,123,037	120,014,792
Rumo SA	20,270,699	64,140,451
		184,155,243
Health Care Providers & Services — 1.7%
Rede D'Or Sao Luiz SA(c)	12,324,104	109,345,442
Independent Power and Renewable Electricity Producers — 0.9%
Eneva SA(a)	8,308,481	30,943,658
Engie Brasil Energia SA	5,173,712	29,969,215
		60,912,873
Insurance — 1.9%
BB Seguridade Participacoes SA	10,844,672	69,259,134
Caixa Seguridade Participacoes S/A	10,487,026	31,630,922
Porto Seguro SA	2,749,152	24,057,044
		124,947,100
Metals & Mining — 9.5%
Vale SA	49,721,012	626,979,274
Oil, Gas & Consumable Fuels — 6.2%
Petroleo Brasileiro SA - Petrobras	51,314,631	321,470,491
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PRIO SA(a)	12,408,496	$87,568,599
		409,039,090
Paper & Forest Products — 1.4%
Suzano SA	10,691,993	95,685,811
Software — 1.0%
TOTVS SA	8,602,804	69,430,350
Specialty Retail — 2.0%
Ultrapar Participacoes SA	12,081,990	49,909,210
Vibra Energia SA	17,232,792	80,452,088
		130,361,298
Transportation Infrastructure — 0.8%
Motiva Infraestrutura de Mobilidade SA	16,900,375	51,101,483
Water Utilities — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,107,970	187,771,266
Wireless Telecommunication Services — 1.0%
TIM SA/Brazil	13,832,858	64,993,973
Total Common Stocks — 74.7% (Cost: $3,242,881,004)		4,924,289,466
Preferred Stocks
Banks — 15.0%
Banco Bradesco SA, Preference Shares, NVS	67,406,866	249,278,555
Itau Unibanco Holding SA, Preference Shares, NVS	73,613,109	574,110,124
Itausa SA, Preference Shares, NVS	71,097,926	163,830,848
		987,219,527
Electric Utilities — 2.5%
Axia Energia, Preference Shares	4,074,673	51,327,971
Cia Energetica de Minas Gerais, Preference Shares, NVS	27,937,638	60,032,543
Cia Paranaense de Energia - Copel, 0.00%	18,447,259	49,454,420
		160,814,934
Metals & Mining — 1.1%
Gerdau SA, Preference Shares, NVS	20,735,709	74,468,848
Oil, Gas & Consumable Fuels — 5.6%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	62,103,959	368,818,064
Total Preferred Stocks — 24.2% (Cost: $963,406,554)		1,591,321,373
Total Long-Term Investments — 98.9% (Cost: $4,206,287,558)		6,515,610,839
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	1,713,725	1,714,582

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	29,190,000	$29,190,000
Total Short-Term Securities — 0.5% (Cost: $30,904,582)		30,904,582
Total Investments — 99.4% (Cost: $4,237,192,140)		6,546,515,421
Other Assets Less Liabilities — 0.6%		41,087,357
Net Assets — 100.0%		$6,587,602,778

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,632,389	$—	$(2,918,938)(a)	$1,131	$—	$1,714,582	1,713,725	$2,262 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,060,000	10,130,000 (a)	—	—	—	29,190,000	29,190,000	173,826	—
				$1,131	$—	$30,904,582		$176,088	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,007	12/19/25	$67,620	$4,362,680
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Brazil ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,924,289,466	$—	$—	$4,924,289,466
Preferred Stocks	1,591,321,373	—	—	1,591,321,373
Short-Term Securities
Money Market Funds	30,904,582	—	—	30,904,582
	$6,546,515,421	$—	$—	$6,546,515,421
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,362,680	$—	$—	$4,362,680

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares